Summary of significant accounting policies - Roll forward accounts payable services (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Supplier Finance Program, Obligation [Roll Forward]
Confirmed obligations outstanding amount as of beginning balance	$ 13,650	$ 24,149
Invoices confirmed during the year	80,655	80,313
Confirmed invoices paid during the year	(77,653)	(91,775)
Currency translation	(1,803)	963
Confirmed obligations outstanding amount as of ending balance	$ 14,849	$ 13,650